Long-term debt	12 Months Ended
Jun. 30, 2024
Long-term debt.
Long-term debt

FUNDING ACTIVITIES AND FACILITIES

13	Long-term debt

	2024	2023
for the year ended 30 June	Rm	Rm
Total long-term debt	117 031	124 068
Short-term portion*	(1 118)	(41 749)
Long-term portion*	115 913	82 319
Analysis of long-term debt
At amortised cost
Secured debt	—	29
Unsecured debt	117 559	124 742
Unamortised loan costs	(528)	(703)
	117 031	124 068
Reconciliation
Balance at beginning of year	124 068	104 834
Loans raised[1]	30 692	92 946
Loans repaid[2]	(35 468)	(91 564)
Interest accrued	1 551	1 673
Amortisation of loan costs	161	212
Amortisation of loan modification	—	(194)
Translation of foreign operations	(3 973)	16 161
Balance at end of year	117 031	124 068
Interest-bearing status
Interest-bearing debt	117 031	124 068
Maturity profile
Within one year*	1 118	41 749
One to five years*	99 671	32 747
More than five years	16 242	49 572
	117 031	124 068
*

The Group has revised long-term debt and short-term portion of long-term debt by R11 985 million for June 2023, refer note 1.1. Previously, amounts of R29,8 billion and R44,7 billion were included in the within one year and one to five years categories respectively.

1	In October 2023, Sasol issued senior unsecured notes to the value of R2 368 million in the local debt market under the R15 billion Domestic Medium Term Note (DMTN) programme, and in March 2024 R27 billion (US$1,5 billion) was drawn on the Revolving Credit Facility (RCF). 2023 relates mainly to the drawdown on the previous RCF of R26,7 billion (US$1,5 billion), R2,1 billion raised under the new DMTN programme, the issue of a R13,2 billion (US$750 million) convertible bond, R35,5 billion (US$2 billion) drawdown on the new RCF and term loan and R17,8 billion (US$1 billion) bonds issued in May 2023. R11,1 billion proceeds from the convertible bond was included in long-term debt and R2,1 billion was included in long-term financial liabilities in 2023. Refer to note 36.
2	2024 relates mainly to the US$1,5 billion (R28 billion) US Dollar bond that was repaid in March 2024, as well as partial settlements of R5,5 billion (US$0,3 billion) in May and June 2024 on the RCF. 2023 relates mainly to the repayment of the previous RCF and term loan of R53,9 billion (US$3,0 billion), repayment of R2,2 billion on the previous DMTN, repayment of R17,8 billion on the US$1 billion bond, as well as repayment of R17,8 billion (US$1 billion) on the new RCF.

13	Long-term debt continued

				2024				2023
					Total
			Interest	Contract	Rand	Available	Utilised	Utilised
			rate	amount	equivalent	facilities	facilities	facilities
for the year ended 30 June	Expiry date	Currency	%	million	Rm	Rm	Rm	Rm
Banking facilities and debt arrangements
Group treasury facilities
Commercial paper (uncommitted)[1]	None	Rand	3 month Jibar + 1,42% - 1,59%	15 000	15 000	10 566	4 434	2 066
Commercial banking facilities	None	Rand	**	8 150	8 150	8 150	—	—
Revolving credit facility[2]	April 2029	US dollar	SOFR+ Credit Adj +1,45%	1 987	36 148	14 317	21 831	—
Debt arrangements
US Dollar Bond[3]	March 2024	US dollar	5,88%	—	—	—	—	28 245
US Dollar Bond[3]	September 2026	US dollar	4,38%	650	11 825	—	11 825	12 240
US Dollar Convertible Bond[4]	November 2027	US dollar	4,50%	750	13 644	—	13 644	14 123
US Dollar term loan	April 2029	US dollar	SOFR+ Credit Adj +1,65%	982	17 874	—	17 874	18 499
US Dollar Bond[3]	September 2028	US dollar	6,50%	750	13 644	—	13 644	14 123
US Dollar Bond[3]	May 2029	US dollar	8,75%	1 000	18 193	—	18 193	18 830
US Dollar Bond[3]	March 2031	US dollar	5,50%	850	15 464	—	15 464	16 006
Other Sasol businesses
Specific project asset finance
Energy — Clean Fuels II (Natref)	Various	Rand	Various	966	966	—	966	901
Debt arrangements
Other debt arrangements Various			Various	—	—	—	909	472
						33 033	118 784	125 505
Available cash excluding restricted cash						42 846
Total funds available for use						75 879
Accrued interest							1 551	1 673
Unamortised loan cost							(528)	(703)
Cumulative fair value gains and foreign exchange movements on convertible bond embedded derivative financial liability							(2 030)	(867)
Total debt including accrued interest and unamortised loan cost							117 777	125 608
Comprising
Long-term debt*							115 913	82 319
Short-term debt*							1 684	41 828
Short-term debt							566	79
Short-term portion of long-term debt							1 118	41 749
Bank overdraft							121	159
Convertible bond derivative financial liability							59	1 302
							117 777	125 608
*	The Group has revised long-term debt and short-term portion of long-term debt by R11 985 million for June 2023, refer note 1.1.

13	Long-term debt continued

**Interest rate only available when funds are utilised.

1	Sasol has issued two tranches under the R15 billion DMTN programme, R2 066 million in October 2022 and R2 368 million in October 2023.
2	In March 2024 R27 billion (US$1,5 billion) was drawn on the Revolving Credit Facility (RCF), while partial settlements of R5,5 billion (US$0,3 billion) were made in May and June 2024 on the RCF.
3	Included in this amount is the US$3,25 billion (R59,1 billion) bonds with fixed interest rates of between 4,38% and 8,75% which are listed on the New York Stock Exchange and is recognised in Sasol Financing USA LLC (SFUSA), a 100% owned subsidiary of the Group. Sasol Limited has fully and unconditionally guaranteed the bonds. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary, SFUSA, by dividend or loan.
4	The convertible bonds have a principal amount of US$750 million and contain conversion rights exercisable by the bond holders at any time before maturity of the bond on 8 November 2027. The convertible bonds pay a coupon of 4,5% per annum, payable semi-annually in arrears and in equal instalments on 8 May and 8 November of each year. The requisite approval for the convertible bonds to be capable of being convertible into Sasol ordinary shares was obtained at a general meeting of the shareholders of the Company on 17 November 2023. The convertible bonds can now be settled in cash, Sasol ordinary shares, or any combination thereof at the election of Sasol. The conversion price (initially set at US$20,39) is subject to standard market anti-dilution adjustments, including, among other things, dividends paid by Sasol. The conversion price at 30 June 2024 was US$18,79 (30 June 2023: US$19,86).

Accounting policies:

Debt, which constitutes a financial liability, includes short-term and long-term debt. Debt is initially recognised at fair value, net of transaction costs incurred and is subsequently stated at amortised cost using the effective interest rate method. Debt is classified as short-term unless the borrowing entity has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Debt is derecognised when the obligation in the contract is discharged, cancelled or has expired. Premiums or discounts arising from the difference between the fair value of debt raised and the amount repayable at maturity date are charged to the income statement as finance expenses based on the effective interest rate method. A debt modification gain or loss is recognised immediately when a debt measured at amortised cost has been modified. The convertible bonds are hybrid financial instruments consisting of a non-derivative host representing the obligation to make interest payments and to deliver cash to the holder on redemption of the bond (‘the bond component’); and a conversion feature which is accounted for as an embedded derivative financial liability. The bond component was recognised at fair value at inception date. The fair value was determined by subtracting the fair value attributable to the embedded derivative from the fair value of the combined instrument. The bond component is measured subsequently at amortised cost using the effective interest rate of 8,5%. The option component is recognised as a derivative financial liability, measured at fair value, with changes in fair value recorded in profit or loss and reported separately in the statement of financial position in long-term financial liabilities.

The bond component and related embedded derivative are classified as non-current liabilities due to Sasol’s ability to transfer its own equity to settle the debt if called by the counterparty before the contractual maturity.

Refer to note 36 for the accounting policies relating to embedded derivatives.